Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries	₩ 4,488	₩ 2,169	₩ 1,645
Defined benefits plan expenses	920	258	424
Share option	548	414
Compensation for the key management	₩ 5,956	₩ 2,841	₩ 2,069